Share-Based Compensation - Activity Related to Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures [Abstract]
Number of shares, Outstanding options, Beginning balance	1,236,075	1,097,620	1,301,539
Number of shares, Outstanding options, Granted	75,722	230,665	55,121
Number of shares, Issued in connection with acquisition		32,863	41,975
Number of shares, Outstanding options, Exercised	(200,748)	(92,092)	(264,647)
Number of shares, Outstanding options, Forfeited or expired	(38,220)	(32,981)	(36,368)
Number of shares, Outstanding options, Ending balance	1,072,829	1,236,075	1,097,620
Weighted average exercise price, Outstanding options, Beginning balance	$ 51.48	$ 50.14	$ 45.52
Number of shares, Exercisable options	707,934	792,444	789,952
Weighted average exercise price, Outstanding options, Granted	$ 52.36	$ 51.69	$ 55.15
Weighted average exercise price, Issued in connection with acquisition		$ 41.30	$ 72.35
Weighted average exercise price, Outstanding options, Exercised	$ 40.35	$ 30.43	$ 30.99
Weighted average exercise price, Outstanding options, Forfeited or expired	$ 55.87	$ 56.79	$ 57.51
Weighted average exercise price, Outstanding options, Ending balance	$ 53.47	$ 51.48	$ 50.14
Weighted average exercise price, Exercisable options	$ 53.54	$ 50.05	$ 47.64
Weighted average remaining contract life, Outstanding options, Ending period	4 years 8 months 12 days
Weighted average remaining contract life, Exercisable options	3 years 1 month 6 days